Guarantees, commitments and risks (Details 4) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities	[1]	€ 25,620	€ 29,318
Not later than one year [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		5,253	8,492
Later than one year and not later than two years [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		4,148	2,126
Later than two years and not later than three years [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		2,867	4,120
Later than three years and not later than four years [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		1,280	2,914
Later than four years and not later than five years [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		1,262	1,331
Later than Five Years [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		10,810	10,335
Non current financial liabilities [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		22,276	23,653
Non current financial liabilities [Member] | Not later than one year [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		2,000	2,988
Non current financial liabilities [Member] | Later than one year and not later than two years [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		4,084	2,090
Non current financial liabilities [Member] | Later than two years and not later than three years [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		2,857	4,044
Non current financial liabilities [Member] | Later than three years and not later than four years [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		1,279	2,914
Non current financial liabilities [Member] | Later than four years and not later than five years [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		1,246	1,285
Non current financial liabilities [Member] | Later than Five Years [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		10,810	10,332
Current financial liabilities [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		2,242	3,396
Current financial liabilities [Member] | Not later than one year [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		2,242	3,396
Fair value of derivative instruments [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		1,102	2,269
Fair value of derivative instruments [Member] | Not later than one year [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		1,011	2,108
Fair value of derivative instruments [Member] | Later than one year and not later than two years [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		64	36
Fair value of derivative instruments [Member] | Later than two years and not later than three years [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		10	76
Fair value of derivative instruments [Member] | Later than three years and not later than four years [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		1
Fair value of derivative instruments [Member] | Later than four years and not later than five years [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities		16	46
Fair value of derivative instruments [Member] | Later than Five Years [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Financial liabilities			3
Interest on finance debt [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Other financial liabilities		3,513	4,007
Interest on finance debt [Member] | Not later than one year [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Other financial liabilities		582	696
Interest on finance debt [Member] | Later than one year and not later than two years [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Other financial liabilities		511	557
Interest on finance debt [Member] | Later than two years and not later than three years [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Other financial liabilities		411	486
Interest on finance debt [Member] | Later than three years and not later than four years [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Other financial liabilities		304	386
Interest on finance debt [Member] | Later than four years and not later than five years [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Other financial liabilities		250	277
Interest on finance debt [Member] | Later than Five Years [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Other financial liabilities		1,455	1,605
Financial guarantees [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Other financial liabilities		473	84
Financial guarantees [Member] | Not later than one year [member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Other financial liabilities		€ 473	€ 84

[1]	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.